OTHER LIABILITIES	12 Months Ended
Dec. 31, 2018
Subclassifications of assets, liabilities and equities [abstract]
OTHER LIABILITIES
OTHER LIABILITIES

(US $ millions)	Note	Dec 31, 2018	Dec 31, 2017
Defined benefit pension obligation	10	$20	$20
Accrued employee benefits	14	6	6
Reforestation obligation		2	2
Unrealized monetary hedge loss	18	3	—
Other		3	1
		$34	$29